Financial instruments and risk management - Trade receivables (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Not past due	60,543	59,337
Past due 1-30 days	3,658	3,948
Past due 31-60 days	2	1,538
More than 61 days	1,271	3,541
Total	65,474	68,364
Allowance for Doubtful Accounts Receivable [Roll Forward]
Opening balance	0	185
Current year allowance	164	365
Write-offs	(164)	0
Discontinued operations	0	(550)
Ending balance	0	0